Nature of Business and Going Concern (Details) (USD $)	1 Months Ended		2 Months Ended	12 Months Ended				0 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Feb. 28, 2013	Dec. 31, 2012	Sep. 30, 2013	Feb. 10, 2012	Dec. 31, 2011	Nov. 12, 2013 Subsequent Event [Member]
Nature of Business and Going Concern (Textual)
Shares exchange right on each share pursuant to Merger agreement						1,271
Authorized shares of common stock, stock split conversion ratio		12.98 for 1.		12.98 for 1.
Amount transferred from additional paid in capital to common stock		$ 32,747
Cash	893,458			893,458	185,600		198,500
Proceed from new loans	815,000		1,220,000
Proceeds from Issuance of Convertible Preferred Stock								5,400,000
Convertible preferred stock, dividend percentage								8.00%
Net proceeds from issuance of convertible preferred stock after payment of expense								$ 4,885,000